Note 20 - Parent Company - Condensed Statement of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
NET INCOME	$ 4,837	$ 5,204	$ 4,425	$ 4,167	$ 2,489	$ 1,853	$ 2,966	$ 1,041	$ 18,633	$ 8,349
Other, net									(1,893)	551
Net cash provided by operating activities									15,422	15,082
Stock options exercised									94	12
Repurchase of treasury shares									(12,291)	(1,191)
Cash dividends									4,240	3,834
Net cash used in financing activities									(79,231)	197,547
Decrease in cash									7,077	77,304
Parent Company [Member]
NET INCOME									18,633	8,349
Equity in undistributed net income of Subsidiaries									(2,138)	(4,327)
Stock-based compensation									398	144
(Gain) loss on equity securities									(209)	101
Other, net									(664)	(609)
Net cash provided by operating activities									16,020	3,658
Stock options exercised									94	12
Repurchase of treasury shares									(12,291)	(1,191)
Cash dividends									(4,240)	(3,834)
Net cash used in financing activities									(16,437)	(5,013)
Decrease in cash									(417)	(1,355)
CASH AT BEGINNING OF YEAR				$ 1,222				$ 2,577	1,222	2,577
CASH AT END OF YEAR	$ 805				$ 1,222				$ 805	$ 1,222